Consolidated Statements of Shareholders' Equity (Deficit) - USD ($)	Share capital Holigen Acquisition	Share capital ASDT	Share capital Private Placement	Share capital IPO	Share capital Restricted stock units at $9.70 per share	Share capital Restricted stock units at $8.30 per share	Share capital Restricted stock units at $7.10 per share	Share capital Restricted stock units at $2.60 per share	Share capital Restricted stock units at $2.30 per share	Share capital Restricted stock units at $1.84 per share	Share capital Restricted stock units at $1.11 per share	Share capital Restricted stock units at $0.61 per share	Share capital	Other reserves Holigen Acquisition	Other reserves ASDT	Other reserves Private Placement	Other reserves IPO	Other reserves Restricted stock units at $9.70 per share	Other reserves Restricted stock units at $8.30 per share	Other reserves Restricted stock units at $7.10 per share	Other reserves Restricted stock units at $2.60 per share	Other reserves Restricted stock units at $2.30 per share	Other reserves Restricted stock units at $1.84 per share	Other reserves Restricted stock units at $1.11 per share	Other reserves Restricted stock units at $0.61 per share	Other reserves	Accumulated deficit Holigen Acquisition	Accumulated deficit ASDT	Accumulated deficit Private Placement	Accumulated deficit IPO	Accumulated deficit Restricted stock units at $9.70 per share	Accumulated deficit Restricted stock units at $8.30 per share	Accumulated deficit Restricted stock units at $7.10 per share	Accumulated deficit Restricted stock units at $2.60 per share	Accumulated deficit Restricted stock units at $2.30 per share	Accumulated deficit Restricted stock units at $1.84 per share	Accumulated deficit Restricted stock units at $1.11 per share	Accumulated deficit Restricted stock units at $0.61 per share	Accumulated deficit	Accumulated other comprehensive income (loss) Holigen Acquisition	Accumulated other comprehensive income (loss) ASDT	Accumulated other comprehensive income (loss) Private Placement	Accumulated other comprehensive income (loss) IPO	Accumulated other comprehensive income (loss) Restricted stock units at $9.70 per share	Accumulated other comprehensive income (loss) Restricted stock units at $8.30 per share	Accumulated other comprehensive income (loss) Restricted stock units at $7.10 per share	Accumulated other comprehensive income (loss) Restricted stock units at $2.60 per share	Accumulated other comprehensive income (loss) Restricted stock units at $2.30 per share	Accumulated other comprehensive income (loss) Restricted stock units at $1.84 per share	Accumulated other comprehensive income (loss) Restricted stock units at $1.11 per share	Accumulated other comprehensive income (loss) Restricted stock units at $0.61 per share	Accumulated other comprehensive income (loss)	Holigen Acquisition	ASDT	Private Placement	IPO	Restricted stock units at $9.70 per share	Restricted stock units at $8.30 per share	Restricted stock units at $7.10 per share	Restricted stock units at $2.60 per share	Restricted stock units at $2.30 per share	Restricted stock units at $1.84 per share	Restricted stock units at $1.11 per share	Restricted stock units at $0.61 per share	Total
Balance at Dec. 31, 2021													$ 7,255,695													$ 3,618,670													$ (13,293,889)													$ 218,102													$ (2,201,422)
Issuance of shares	$ 16,131,000	$ 2,124,615	$ 278,481	$ 14,654,593									6,559,000																																								$ 16,131,000	$ 2,124,615	$ 278,481	$ 14,654,593									6,559,000
Fair value of RSU’s issued					$ 1,090,832	$ 560,135	$ 431,757	$ 210,740	$ 138,000				(156)													(3,597,617)													3,863,601													(290,216)					$ 1,090,832	$ 560,135	$ 431,757	$ 210,740	$ 138,000				(24,388)
Net loss																																							(11,657,674)																										(11,657,674)
Translation adjustment																																																				(1,395,508)													(1,395,508)
Balance at Dec. 31, 2022													49,434,692													21,053													(21,087,962)													(1,467,622)													26,900,161
Fair value of RSU’s issued										$ 774,736	$ 179,037	$ 86,137																																																		$ 774,736	$ 179,037	$ 86,137
Cancelled shares													(200,014)																																																				(200,014)
Issuance of shares upon conversion of note													314,384																																																				314,384
Issuance of shares pursuant to the first option payment to acquire a certain land property													431,149																																																				431,149
Net loss																																							(32,275,070)																										(32,275,070)
Translation adjustment																																																				(39,412)													(39,412)
Balance at Dec. 31, 2023													$ 51,020,121													$ 21,053													$ (53,363,032)													$ (1,507,034)													$ (3,828,892)